Derivative Instruments (Details) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2016 USD ($) instrument	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($) instrument	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) instrument
Number of derivative instrument held | instrument	16		16
Notional Amount	$ 225,450		$ 225,450		$ 288,800
Asset Derivatives Fair Value	363		363		723
Liabilities Derivatives Fair Value	(3,415)		(3,415)		$ (1,499)
Realized loss on derivative instruments, at fair value	(347)	$ (1,003)	(1,476)	$ (2,510)
Net Change in Unrealized Gain (Loss)	$ 809	(2,874)	$ (2,228)	(3,534)
Credit default swaps
Number of derivative instrument held | instrument	1		1		1
Asset Derivatives Fair Value	$ 363		$ 363		$ 723
Net Change in Unrealized Gain (Loss)	(195)	479	(360)	387
Credit default swaps | Credit Risk
Notional Amount	15,000		15,000		15,000
Asset Derivatives Fair Value	363		363		$ 723
Interest rate swaps
Number of derivative instrument held | instrument					9
Liabilities Derivatives Fair Value	(3,415)		(3,415)		$ (1,499)
Realized loss on derivative instruments, at fair value	(347)	(1,003)	(1,476)	(2,510)
Net Change in Unrealized Gain (Loss)	1,004	$ (3,353)	(1,868)	$ (3,921)
Interest rate swaps | Interest Rate Risk
Notional Amount	210,450		210,450		273,800
Liabilities Derivatives Fair Value	$ (3,415)		$ (3,415)		$ (1,499)